Commitments	12 Months Ended
Dec. 31, 2012
Notes
Commitments

NOTE 13: COMMITMENTS

The following table summarizes the capital obligations required to maintain the Company’s working interest properties in Australia.

	Renewal / Issue	1 year	2 years	3 years
Lease	Date	2012 – 2013	2014 – 2015	2015 - 2016	Total

ATP 582	2012-08-01	$1,000,000	$4,100,000	$6,000,000	$11,100,000
PL 18	2010-09-01	7,300,000	–	–	7,300,000
PL 40	2008-09-11	–	–	–
PL 280	2009-08-30	–	–	–	–

Total		$8,300,000	$4,100,000	$6,000,000	$18,400,000